CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (19,689)	$ (14,828)	$ (17,092)
Other comprehensive income (loss):
Change in foreign currency translation adjustment	353	(325)	(929)
Cash flow hedges:
Change in net unrealized gains	(4,057)	346	1,752
Amounts reclassified into net loss	2,055	(1,460)	(225)
Net change	(2,002)	(1,114)	1,527
Other comprehensive income (loss), net	(1,649)	(1,439)	598
Total of comprehensive loss	$ (21,338)	$ (16,267)	$ (16,494)